Leases - Schedule Of Balance Sheet Supplemental Disclosures (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Operating leases
Operating lease right-of-use assets	$ 379	$ 320
Operating lease liabilities	39	30
Non-current portion of operating lease liabilities	393	316
Total operating lease liabilities	432	346
Finance leases
Finance lease right-of-use assets, net	69	40
Other current liabilities	25	10
Other non-current liabilities	$ 34	$ 15
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total finance lease liabilities	$ 59	$ 25
Weighted Average Remaining Lease Term (in years)
Operating leases	12 years 18 days	13 years 9 months 3 days
Finance leases	2 years 10 months 2 days	3 years 4 months 20 days
Weighted Average Discount Rate
Operating leases	4.32%	4.23%
Finance leases	5.07%	5.43%